FINANCIAL INSTRUMENTS (Details 2) - United States of America, Dollars - Currency risk [member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	$ 1,072,096	$ 333,351
Cash And Cash Equivalents Overseas [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	1,951,025	2,228,736
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	58,296	292,028
Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	270,038	15,597
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(5,983,492)	(5,615,893)
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(284,843)	(524,622)
Others [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(37,185)	(42,474)
Gross [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(4,026,161)	(3,646,628)
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	$ 5,098,257	$ 3,979,979